TRANSAMERICA SERIES TRUST

Supplement dated October 25, 2010

to the Prospectus dated May 1, 2010, as supplemented, and to the

Summary Prospectus for each Portfolio listed below dated May 1, 2010, as supplemented

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Transamerica Multi Managed Large Cap Core VP

The following information replaces the first sentence in the fifth paragraph for the portfolio in the section entitled “Principal Investment Strategies” of the Summary Prospectus:

The portfolio may invest up to 25% of its total assets in securities of foreign issuers, including emerging markets securities.

The following information replaces the first sentence in the fifth paragraph for the portfolio in the section entitled “More on the Portfolios’ Strategies and Investments” of the Prospectus:

The portfolio may invest up to 25% of its total assets in securities of foreign issuers, including emerging markets securities.

The following replaces certain information in the Summary Prospectus and in the Prospectus under the section entitled “Management – Portfolio Managers” relating to the portfolio:

Portfolio Managers:

Growth Team

Dennis P. Lynch/2002
David S. Cohen/2002
Sam G. Chainani/2004
Alexander T. Norton/2005
Jason C. Yeung/2007
Armistead B. Nash/2008

Value Team

Kevin Holt/2004
Jason Leder/2004
Devin Armstron/2007
Matthew Seinsheimer/2010
James Warwick/2007

The following replaces the information in the Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to the portfolio:

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Dennis P. Lynch/2002	Lead Portfolio Manager	MSIM	Managing Director
David S. Cohen/2002	Portfolio Manager	MSIM	Managing Director
Sam G. Chainani/2004	Portfolio Manager	MSIM	Managing Director
Alexander T. Norton/2005	Portfolio Manager	MSIM	Executive Director
Jason C. Yeung/2007	Portfolio Manager	MSIM	Executive Director
Armistead B. Nash/2008	Portfolio Manager	MSIM	Executive Director
Kevin Holt/2004	Co-Lead Portfolio Manager	MSIM	Managing Director
Jason Leder/2004	Co-Lead Portfolio Manager	MSIM	Managing Director
Devin Armstrong/2007	Portfolio Manager	MSIM	Executive Director
Matthew Seinsheimer/2010	Portfolio Manager	MSIM	Senior Portfolio Manager
James Warwick/2007	Portfolio Manager	MSIM	Executive Director

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Transamerica Morgan Stanley Mid-Cap Growth VP

The following information replaces the first sentence in the fourth paragraph for the portfolio in the section entitled “Principal Investment Strategies” of the Summary Prospectus:

MSIM may invest up to 25% of the portfolio’s assets in securities of foreign companies, including emerging markets securities.

The following information replaces the first sentence in the fourth paragraph for the portfolio in the section entitled “More on the Portfolios’ Strategies and Investments” of the Prospectus:

MSIM may invest up to 25% of the portfolio’s assets in securities of foreign companies, including emerging markets securities.

Investors Should Retain this Supplement for Future Reference